Stockholders' Equity (Schedule Of Computation Of Basic And Diluted Earnings Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders' Equity [Abstract]
Income applicable to common shares for earnings-per-share computation	$ 16,340	$ (43,930)	$ 20,824
Total shares outstanding	21,498	21,170
Less: unvested shares	(342)	(352)
Less: effect of calculating weighted average shares	(198)	(3)
Denominator for basic earnings per common share - weighted average shares outstanding	20,958	20,815
Plus: weighted average unvested shares	434
Plus: common stock equivalents of stock options outstanding	15
Denominator for diluted earnings per common share - weighted average shares outstanding	21,407	20,815